Interest Bearing Liabilities and Financing Facilities - Additional Information (Detail) SFr in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 17, 2020 USD ($)	Aug. 28, 2015 USD ($) Note	Jun. 24, 2008 USD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Loan	Dec. 31, 2022 USD ($) Loan	Dec. 31, 2021 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2023 CHF (SFr) Loan	Oct. 31, 2023 USD ($)
Interest bearing liabilities and financing facilities [line items]
Borrowings					$ 4,874	$ 5,138	$ 5,430
Borrowings repaid					284	283	784
Liquidity Facilities [Member]
Interest bearing liabilities and financing facilities [line items]
Borrowings										$ 1,800
Syndicated facility [member] | Tranche one [Member]
Interest bearing liabilities and financing facilities [line items]
Borrowings						$ 800
Borrowings maturity						October 2024
Syndicated facility [member] | Tranche two [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings						$ 600
Borrowings maturity						July 2025
Syndicated facility [member] | Tranche three [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings						$ 600
Borrowings maturity						July 2027
JBIC facility [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings						$ 83	166
Borrowings repaid					$ 83	$ 83
Receivables percentage in favour of lenders			90.00%
Reserve amount for receivables of lenders			$ 30
JBIC facility [member] | Loan commitments [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings repaid				$ 83
JBIC facility [member] | Tranche one [Member] | Loan commitments [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings			$ 1,000
Borrowings interest rate basis			Interest is payable semi-annually in arrears and the principal amortises on a straight-line basis, with equal instalments of principal due on each interest payment date (every six months).
JBIC facility [member] | Tranche two [member] | Loan commitments [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings			$ 500
Borrowings repaid								$ 500
Bilateral facilities [member]
Interest bearing liabilities and financing facilities [line items]
Number of borrowing facilities | Loan					15	14			15
Loan facilities amount					$ 2,250	$ 2,050
Bilateral facilities [member] | Tranche one [Member]
Interest bearing liabilities and financing facilities [line items]
Number of borrowing facilities | Loan					1				1
Bilateral facilities [member] | Tranche two [member]
Interest bearing liabilities and financing facilities [line items]
Number of borrowing facilities | Loan					5				5
Bilateral facilities [member] | Tranche three [member]
Interest bearing liabilities and financing facilities [line items]
Number of borrowing facilities | Loan					4				4
New syndicated facility [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings	$ 600
Borrowings maturity	seven years
Borrowings interest rate	1.20%
Borrowings interest rate basis	SOFR
Unsecured bonds [member]
Interest bearing liabilities and financing facilities [line items]
Financial liabilities carrying amount					$ 4,087	4,084
Financial liabilities at fair value					3,936	3,852
Medium Term Notes [member]
Interest bearing liabilities and financing facilities [line items]
Financial liabilities carrying amount					200	385			SFr 175
Financial liabilities at fair value					188	372
Borrowings					200	385	592
Borrowings repaid					201	200
Global medium term notes [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings		$ 3,000
Borrowings repaid					201
Number of notes issued | Note		1
US Bonds [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings					4,087	4,084	$ 4,081
Borrowings interest rate basis		Interest on the bonds is payable semi-annually in arrears
Borrowings [member] | Syndicated facility [member]
Interest bearing liabilities and financing facilities [line items]
Current line of credit facility						2,000
Fair value hedges [member]
Interest bearing liabilities and financing facilities [line items]
Gain on changes in fair value risks of the hedged item					16	7
Loss on changes in fair value risks of the hedged instrument					$ 6	$ 7